Income Taxes - Reconciliation of the (Benefit) Provision for Income Taxes (Detail) (AUD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Profit/(loss) before income taxes	(11,633,807)	(9,131,222)	(14,692,117)
Computed by applying income tax rate of home jurisdiction	(3,490,142)	(2,739,367)	(4,407,635)
Research & development incentive	3,613,149	(1,268,040)	(635,470)
Disallowed expenses/(income):
Share based payment	177,280	279,278	676,753
Other	6,697	8,425	8,849
Share based payment, percentage rate	(2.00%)	(3.00%)	(4.00%)
Other, percentage rate	0.00%	0.00%	0.00%
Change in valuation allowance	(306,984)	3,719,704	4,357,503
Income tax expense/(benefit)	0	0	0
Computed by applying income tax rate of home jurisdiction, percentage rate	30.00%	30.00%	30.00%
Research & development incentive, percentage rate	(31.00%)	14.00%	4.00%
Disallowed expenses/(income):
Share based payment	177,280	279,278	676,753
Other	6,697	8,425	8,849
Share based payment, percentage rate	(2.00%)	(3.00%)	(4.00%)
Other, percentage rate	0.00%	0.00%	0.00%
Change in valuation allowance, percentage rate	3.00%	(41.00%)	(30.00%)
Income tax expense/(benefit), percentage rate	0.00%	0.00%	0.00%